Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	$ 153,384	$ 205,423	$ 276,563
Total other current assets	$ 153,384	$ 205,423	$ 276,563